Pension And Postretirement Benefits (Schedule Of Fair Value Of Pension And Postretirement Assets And Liabilities By Level) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pension Assets And Liabilities Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	$ 65	$ 144
Interest bearing cash	324	291
Foreign currency contracts	3	1
Equity securities - Domestic equities	9,844	8,291
Equity securities - International equities	6,438	6,390
Fixed income securities - Asset-backed securities	556	557
Fixed income securities - Mortgage-backed securities	2,470	2,324
Fixed income securities - Collateralized mortgage-backed securities	364	311
Fixed income securities - Collateralized mortgage obligations/REMICS	514	524
Fixed income securities - Other corporate and other bonds and notes	5,841	5,643
Fixed income securities - Government and municipal bonds	4,581	5,351
Private equity funds	5,724	5,797
Real estate and real assets	5,194	4,766
Commingled funds	6,362	5,353
Securities lending collateral	3,464	2,799
Receivable for variation margin	12	72
Assets at fair value	51,756	48,614
Investments sold short and other liabilities at fair value	(624)	(570)
Total plan net assets at fair value	51,132	48,044
Other assets (liabilities)	(3,894)	(2,984)
Total Plan Net Assets	47,238	45,060
Pension Assets And Liabilities Fair Value [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	65	144
Interest bearing cash	0	56
Foreign currency contracts	0	0
Equity securities - Domestic equities	9,841	8,291
Equity securities - International equities	6,431	6,361
Fixed income securities - Asset-backed securities	0	0
Fixed income securities - Mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	0
Fixed income securities - Other corporate and other bonds and notes	154	140
Fixed income securities - Government and municipal bonds	15	50
Private equity funds	0	0
Real estate and real assets	0	0
Commingled funds	0	0
Securities lending collateral	390	868
Receivable for variation margin	12	72
Assets at fair value	16,908	15,982
Investments sold short and other liabilities at fair value	(619)	(563)
Total plan net assets at fair value	16,289	15,419
Pension Assets And Liabilities Fair Value [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	0	0
Interest bearing cash	324	235
Foreign currency contracts	3	1
Equity securities - Domestic equities	3	0
Equity securities - International equities	7	29
Fixed income securities - Asset-backed securities	553	543
Fixed income securities - Mortgage-backed securities	2,470	2,324
Fixed income securities - Collateralized mortgage-backed securities	364	311
Fixed income securities - Collateralized mortgage obligations/REMICS	514	523
Fixed income securities - Other corporate and other bonds and notes	5,147	4,903
Fixed income securities - Government and municipal bonds	4,566	5,301
Private equity funds	0	0
Real estate and real assets	0	0
Commingled funds	6,358	4,927
Securities lending collateral	3,074	1,930
Receivable for variation margin	0	0
Assets at fair value	23,383	21,027
Investments sold short and other liabilities at fair value	(5)	(7)
Total plan net assets at fair value	23,378	21,020
Pension Assets And Liabilities Fair Value [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	0	0
Interest bearing cash	0	0
Foreign currency contracts	0	0
Equity securities - Domestic equities	0	0
Equity securities - International equities	0	0
Fixed income securities - Asset-backed securities	3	14
Fixed income securities - Mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	1
Fixed income securities - Other corporate and other bonds and notes	540	600
Fixed income securities - Government and municipal bonds	0	0
Private equity funds	5,724	5,797
Real estate and real assets	5,194	4,766
Commingled funds	4	426
Securities lending collateral	0	1
Receivable for variation margin	0	0
Assets at fair value	11,465	11,605
Investments sold short and other liabilities at fair value	0	0
Total plan net assets at fair value	11,465	11,605
Postretirement Assets And Liabilities Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash	2,478	412
Equity securities - Domestic equities	1,609	2,575
Equity securities - International equities	1,527	2,686
Fixed income securities - Asset-backed securities	37	29
Fixed income securities - Collateralized mortgage-backed securities	110	79
Fixed income securities - Collateralized mortgage obligations/REMICS	56	46
Fixed income securities - Other corporate and other bonds and notes	385	401
Fixed income securities - Government and municipal bonds	559	620
Commingled funds	1,901	2,124
Private equity assets	309	343
Real assets	111	110
Securities lending collateral	391	625
Foreign exchange contracts receivable	3
Assets at fair value	9,476	10,050
Foreign exchange contracts payable	3
Liabilities at fair value	3
Total plan net assets at fair value	9,473	10,050
Other assets (liabilities)	(513)	(755)
Total Plan Net Assets	8,960	9,295
Postretirement Assets And Liabilities Fair Value [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash	405	169
Equity securities - Domestic equities	1,609	2,575
Equity securities - International equities	1,527	2,685
Fixed income securities - Asset-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	0
Fixed income securities - Other corporate and other bonds and notes	0	1
Fixed income securities - Government and municipal bonds	0	22
Commingled funds	0	82
Private equity assets	0	0
Real assets	0	0
Securities lending collateral	19	544
Foreign exchange contracts receivable	3
Assets at fair value	3,563	6,078
Foreign exchange contracts payable	3
Liabilities at fair value	3
Total plan net assets at fair value	3,560	6,078
Postretirement Assets And Liabilities Fair Value [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash	2,073	243
Equity securities - Domestic equities	0	0
Equity securities - International equities	0	1
Fixed income securities - Asset-backed securities	35	29
Fixed income securities - Collateralized mortgage-backed securities	110	79
Fixed income securities - Collateralized mortgage obligations/REMICS	53	46
Fixed income securities - Other corporate and other bonds and notes	367	383
Fixed income securities - Government and municipal bonds	558	598
Commingled funds	1,899	2,038
Private equity assets	0	0
Real assets	0	0
Securities lending collateral	372	81
Foreign exchange contracts receivable	0
Assets at fair value	5,467	3,498
Foreign exchange contracts payable	0
Liabilities at fair value	0
Total plan net assets at fair value	5,467	3,498
Postretirement Assets And Liabilities Fair Value [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash	0	0
Equity securities - Domestic equities	0	0
Equity securities - International equities	0	0
Fixed income securities - Asset-backed securities	2	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	3	0
Fixed income securities - Other corporate and other bonds and notes	18	17
Fixed income securities - Government and municipal bonds	1	0
Commingled funds	2	4
Private equity assets	309	343
Real assets	111	110
Securities lending collateral	0	0
Foreign exchange contracts receivable	0
Assets at fair value	446	474
Foreign exchange contracts payable	0
Liabilities at fair value	0
Total plan net assets at fair value	$ 446	$ 474